Determination of fair values - Narrative (Details) $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Sep. 30, 2023 USD ($)	Mar. 15, 2023 USD ($)	Dec. 31, 2022 USD ($)	Apr. 07, 2022 USD ($)	Feb. 04, 2022	Dec. 31, 2021 USD ($)
Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs. Assets And Liabilities [Line Items]
Purchase price	$ 1,411,261,000
Fair value of contingent consideration	3,091,052,000				$ 1,545,179,000
LPP NCI unitholders
Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs. Assets And Liabilities [Line Items]
Obligation to purchase remaining interest (percent)							40.00%
Completed purchase obligation (in percent)						0.40
Purchase obligation paid						$ 39,751,000
Equity investments
Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs. Assets And Liabilities [Line Items]
Purchase price				$ 25,000,000
Interest rate swap contract
Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs. Assets And Liabilities [Line Items]
Notional amount			$ 300,000,000
Interest rate swap contract | Fixed interest rate [member]
Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs. Assets And Liabilities [Line Items]
Interest rate (as a percent)			4.67%
Contingent considerations | Level 3
Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs. Assets And Liabilities [Line Items]
Fair value of contingent consideration	0
Maximum contingent consideration that could be paid	0				$ 0			$ 3,004,000
Contingent considerations | Level 3 | Maximum
Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs. Assets And Liabilities [Line Items]
Maximum contingent consideration that could be paid	$ 250,365,000	$ 331,658